Prepayments, Deposits and Other Current Assets (Details)		1 Months Ended			12 Months Ended
	Mar. 02, 2022 USD ($) shares	Mar. 18, 2022 USD ($)	Jan. 20, 2022	Apr. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 22, 2022 shares	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 20, 2021 USD ($)	Jun. 20, 2021 CNY (¥)	Jun. 01, 2021 USD ($)	May 28, 2021
Prepayments, Deposits and Other Current Assets (Details) [Line Items]
Number of agreements				2
Prepaid deposit for acquisitions				$ 1,800,000			$ 1,000,000				$ 600,000
Equity transfer agreement, description			On January 20, 2022, the Company and E-Home Pingtan entered into an equity transfer agreement to acquire 60% equity interests in YouYou Cleaning Co., Ltd. (“Youyou”) in consideration of (i) RMB4 million (approximately $0.60 million) in cash and (ii) 2,702,826 ordinary shares of the Company at a fair value of $2,000,091 (par value of $270 and additional paid-in capital of $1,999,821). The Company paid the consideration on February 3, 2022 however, the legal formalities to transfer the control to the Company were not completed as of June 30, 2022 and recorded paid consideration of $2,464,049 as deposits paid for potential acquisition. On January 20, 2022, the Company and E-Home Pingtan entered into an equity transfer agreement to acquire 40% equity interests in Shenzhen Chinese Enterprises Industrial LianBao Appliance Service Co., Ltd. (“Lianbao”) in consideration for 5,823,363 ordinary shares issued on March 2, 2022 of the Company at a fair value of $3,743,258 (par value of $582 and additional paid-in capital of $3,742,676). In June 2022, the Company reached an agreement with Lianbao and its controlling shareholders to terminate the acquisition since the financial position of Lianbao had changed after the equity transfer agreement being signed. In accordance with the termination agreement all related issued shares will be returned by December 31, 2022. Accordingly, the Company has recorded the $1,747,009 as other receivables based on the fair value of the shares as of June 30, 2022 to be received. For the year ended June 30, 2022, the Company recorded fair value adjustment of $1,996,249. On May 28, 2021, the Company entered into an agreement with Yuwin Group Limited (“Yuwin”) in which Yuwin will provide advisory service to acquire 55% ownership of Fujian Ruiquan Care Services Co., Ltd.
Deposits paid for acquisition					$ 2,464,049
Ordinary shares issued (in Shares) | shares	5,823,363				386,585	520,000
Fair value amount	$ 3,743,258
Ordinary shares amount	582
Additional paid-in capital	$ 3,742,676
Fair value of the issued shares		$ 308,000			$ 1,747,009
Fair value loss					$ 1,996,249
Contract period, description					Prepaid marketing fees are amortized during the contract periods which range from 1 year to 3 years.
Deposit from the outlet				$ 756,704
Purchase an office									$ 4,416,120	¥ 30,000,000
Prepaid amount							$ 1,547,964	¥ 10,000,000	$ 1,931,107	¥ 12,000,000
Shenzhen Chinese Enterprises Industrial LianBao Appliance Service Co., Ltd [Member]
Prepayments, Deposits and Other Current Assets (Details) [Line Items]
Ownership percentage			40.00%
Fujian Ruiquan Care Services Co., Ltd. [Member]
Prepayments, Deposits and Other Current Assets (Details) [Line Items]
Ownership percentage												55.00%
South Pacific [Member]
Prepayments, Deposits and Other Current Assets (Details) [Line Items]
Ownership percentage											30.00%